Long-Term Debt, Net - DVB Loan Agreement (Details)	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($)	Jun. 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings				$ 280,000	$ 5,950,000	$ 39,505,000
Repayments of borrowings				4,399,000	3,100,000	$ 45,506,000
Borrowings				41,538,000	65,572,000
Pledged cash				210,000	210,000
Current portion of long-term borrowings				$ 41,538,000	$ 23,550,000
DVB Bank
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity		$ 40,000,000
Repayments of borrowings	$ 1,713,000
Back-end fee				0.75%
Current portion of long-term borrowings				$ 16,702,000
DVB Bank | Tranche A
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		$ 19,000,000
Repayments of borrowings				880,000
Borrowings				$ 8,380,000
Borrowings Number Of Periodic Payments				3
Borrowings Frequency Of Periodic Payment				quarterly
Periodic payment				$ 440,000
Balloon Payment to be Paid				$ 7,060,000
Borrowings, maturity				December 2018
Amount deferred to the last scheduled repayment date				$ 880,000
DVB Bank | Tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 18,000,000
Repayments of borrowings				833,000
Borrowings				$ 8,343,000
Borrowings Number Of Periodic Payments				4
Borrowings Frequency Of Periodic Payment				quarterly
Periodic payment				$ 416,250
Balloon Payment to be Paid				$ 6,678,000
Borrowings, maturity				March 2019
Amount deferred to the last scheduled repayment date				$ 833,000
DVB Bank | Minimum
Disclosure of detailed information about borrowings [line items]
Fair value of mortgaged vessels to loan outstanding balance ratio				50.00%	50.00%		130.00%
Compensating Balance, Amount per vessel				$ 1,000,000			$ 1,000,000
Market adjusted net worth to total assets ratio				35.00%	35.00%		35.00%
Market adjusted net worth				$ 50,000,000	$ 50,000,000		$ 50,000,000
Compensating Balance, Amount				$ 10,000,000			10,000,000
Pledged cash							1,000,000
DVB Bank | Minimum | Vessel Owning Subsidiaries
Disclosure of detailed information about borrowings [line items]
Pledged cash							$ 500,000
DVB Bank | From January 1, 2018 to June 30, 2018 | Minimum
Disclosure of detailed information about borrowings [line items]
Fair value of mortgaged vessels to loan outstanding balance ratio				105.00%
DVB Bank | After June 30, 2018 | Minimum
Disclosure of detailed information about borrowings [line items]
Fair value of mortgaged vessels to loan outstanding balance ratio				130.00%